UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Union National Bank & Trust Company of Souderton
Address: P.O. Box 64197, Trust Department

         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darren G. Johnson
Title:     Trust Officer
Phone:     (215) 721-2549

Signature, Place, and Date of Signing:

     /s/  Darren G. Johnson     Souderton, PA     May 01, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     71

Form13F Information Table Value Total:     $176,057 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              001957109      899    57293 SH       OTHER                   25311    31982        0
A T & T Wireless Services Inc  COM              00209A106       91    10169 SH       SOLE                    10169        0        0
Abbott Laboratories            COM              002824100      251     4770 SH       OTHER                    3900      870        0
American Intl Group Inc        COM              026874107    10186   141202 SH       OTHER                   59005    82197        0
Amgen                          COM              031162100      477     8000 SH       SOLE                     4590     3410        0
AOL Time Warner Inc            COM              00184A105     1007    42600 SH       OTHER                   21555    21045        0
Automatic Data Processing Inc  COM              053015103      693    11900 SH       OTHER                    5120     6780        0
Bank of America Corp Com       COM              060505104      253     3725 SH       SOLE                     3725        0        0
Bellsouth Corp                 COM              079860102     1253    33992 SH       OTHER                   21936    12056        0
BP Amoco PLC                   SPONSORED ADR    055622104      549    10337 SH       OTHER                    7933     2404        0
Bristol Meyers Squibb Company  COM              110122108     3031    74850 SH       OTHER                   28320    46530        0
Cardinal Health Inc            COM              14149Y108     1248    17600 SH       OTHER                    7380    10220        0
ChevronTexaco Corp Com         COM              166764100     5056    56013 SH       OTHER                   17432    38581        0
Cisco Systems Inc              COM              17275R102     2110   124660 SH       OTHER                   83360    41300        0
Citigroup Inc                  COM              172967101     3754    75812 SH       OTHER                   45421    30391        0
Coca Cola Co                   COM              191216100     1339    25620 SH       OTHER                   11810    13810        0
Colgate Palmolive Co           COM              194162103     3989    69800 SH       OTHER                   41350    28450        0
Comcast Corp Class A Special   CL A             200300200      312     9800 SH       SOLE                     4400     5400        0
Corning Inc                    COM              219350105      141    18495 SH       OTHER                   11075     7420        0
Du Pont EI de Nemours          COM              263534109     2299    48750 SH       OTHER                   23350    25400        0
Duke Energy Corp               COM              264399106      646    17100 SH       OTHER                    5060    12040        0
EMC Corporation                COM              268648102      234    19650 SH       OTHER                   16440     3210        0
Exelon Corp                    COM              30161N101     1559    29424 SH       OTHER                   26442     2982        0
Exxon Mobil Corp Com           COM              30231G102    10720   244582 SH       OTHER                  132726   111856        0
Federal National Mortgage      COM              313586109     3515    44000 SH       OTHER                   18320    25680        0
General Electric Co            COM              369604103    15076   402568 SH       OTHER                  193568   209000        0
General Motors Corp            COM              370442105      210     3470 SH       OTHER                    2560      910        0
Glaxo Smithkline PLC           SPONSORED ADR    37733W105      284     6048 SH       OTHER                    6048        0        0
Harleysville National Corp     COM              412850109     6208   266562 SH       OTHER                   79574   186988        0
Harleysville Savings Financial COM              412865107      720    36022 SH       OTHER                   11471    24551        0
Home Depot Inc                 COM              437076102      962    19800 SH       OTHER                   11400     8400        0
Intel Corp                     COM              458140100     5238   172230 SH       OTHER                   92560    79670        0
Intl Business Machines Corp    COM              459200101     5953    57238 SH       OTHER                   26038    31200        0
J P Morgan Chase & Co Com      COM              46625H100      325     9114 SH       OTHER                    3787     5327        0
Johnson & Johnson              COM              478160104    11758   181028 SH       OTHER                   75098   105930        0
Lucent Technologies Inc        COM              549463107      412    87153 SH       OTHER                   36901    50252        0
Manulife Financial Corporation COM              56501R106      265     9669 SH       SOLE                      990     8679        0
Marathon Oil Corp              COM              565849106      513    17799 SH       SOLE                    17799        0        0
McGraw-Hill Companies          COM              580645109     2922    42820 SH       OTHER                   16820    26000        0
Medtronic Inc                  COM              585055106      217     4800 SH       SOLE                     2190     2610        0
Mellon Financial Corp          COM              58551A108      400    10372 SH       OTHER                    5352     5020        0
Merck & Co Inc                 COM              589331107     7519   130591 SH       OTHER                   69887    60704        0
Microsoft Corporation          COM              594918104     8629   143085 SH       OTHER                   58205    84880        0
Morgan Stanley Dean Witter     COM              617446448     5863   102300 SH       OTHER                   46650    55650        0
National Penn Bancshares Inc   COM              637138108      328    13331 SH       SOLE                      400    12931        0
Nokia Corp Ads                 SPONSORED ADR    654902204     1410    68000 SH       OTHER                   31400    36600        0
Norfolk Southern Corp          COM              655844108      327    13680 SH       SOLE                    13680        0        0
Paychex Inc                    COM              704326107      278     7000 SH       OTHER                    2850     4150        0
Pepsico Inc                    COM              713448108     1809    35120 SH       OTHER                   13400    21720        0
Pfizer Inc                     COM              717081103     1826    45960 SH       OTHER                   31691    14269        0
PNC Bank Corp                  COM              693475105     1165    18943 SH       OTHER                   10638     8305        0
PPG Industries Inc             COM              693506107      362     6600 SH       OTHER                    6600        0        0
PPL Corporation                COM              69351T106     4416   111491 SH       OTHER                   76556    34935        0
Procter & Gamble Co            COM              742718109     5839    64812 SH       OTHER                   22462    42350        0
Progress Financial Corp        COM              743266108      649    72600 SH       SOLE                    72600        0        0
Public Service Enterprise      COM              744573106     1262    27546 SH       OTHER                   26546     1000        0
Qwest Communications           COM              749121109      101    12252 SH       OTHER                    9767     2485        0
Radioshack Corp                COM              750438103      385    12800 SH       SOLE                    12800        0        0
Royal Bancshares of PA         COM              780081105      222    11103 SH       SOLE                    11103        0        0
Royal Dutch Petroleum NY       COM              780257804      312     5750 SH       OTHER                    3850     1900        0
SBC Communications             COM              78387G103     3974   106143 SH       OTHER                   58779    47364        0
Schlumberger Ltd               COM              806857108      749    12740 SH       OTHER                    3830     8910        0
Sun Microsystems Inc           COM              866810104      296    33536 SH       OTHER                   24362     9174        0
Target Corp                    COM              87612E106      603    13991 SH       OTHER                    9545     4446        0
Verizon Communications         COM              92343V104     4359    94563 SH       OTHER                   48240    46323        0
Wachovia Corp 2nd New Com      COM              929903102     7378   198976 SH       OTHER                   48576   150400        0
Wal-Mart Stores Inc            COM              931142103     6472   105581 SH       OTHER                   51381    54200        0
Walgreen Co                    COM              931422109     1081    27580 SH       OTHER                   13270    14310        0
Walt Disney Company            COM              254687106      568    24615 SH       OTHER                   14315    10300        0
Wells Fargo & Company New      COM              949746101      235     4750 SH       OTHER                    3330     1420        0
Wyeth Com                      COM              983024100      565     8600 SH       OTHER                    4750     3850        0